CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY ONLY - Condensed balance sheets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 4,751,538	$ 6,576,658	$ 8,120,622
Due from related parties	1,748,769
Other current assets	4,797,022	3,323,532
Total Current Assets	86,200,974	92,072,530
Total Assets	94,080,133	93,340,508
Current Liabilities
Due to related parties	0	715,546
Warrant liabilities	2,744
Accrued expenses and other liabilities	2,728,300	591,622
Total Liabilities	20,018,844	51,679,647
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 29,260,784 and 20,400,000 shares issued and outstanding at December 31, 2021 and 2020, respectively)	14,630	10,200
Additional paid-in capital	41,564,519	3,814,665
Retained earnings	28,996,464	35,743,917
Accumulated other comprehensive income	2,587,543	1,193,946
Total Shareholders' Equity	74,061,289	41,660,861	$ 79,784,574	$ 19,545,735
Total Liabilities and Shareholders' Equity	94,080,133	93,340,508
Parent Company
Current Assets
Cash and cash equivalents	1,607,807	27
Due from related parties	28,667
Other current assets	24,902	1,290
Total Current Assets	1,661,376	1,317
Investments in subsidiaries	28,517,348	36,844,746
Amounts due from subsidiaries	43,908,651	4,823,017
Total Assets	74,087,375	41,669,080
Current Liabilities
Due to related parties	8,170	8,219
Warrant liabilities	2,744
Accrued expenses and other liabilities	15,172
Total Liabilities	26,086	8,219
Commitments and Contingencies
Shareholders' Equity
Ordinary Share (par value $0.0005 per share, 100,000,000 shares authorized; 29,260,784 and 20,400,000 shares issued and outstanding at December 31, 2021 and 2020, respectively)	14,630	10,200
Additional paid-in capital	41,564,519	3,814,665
Retained earnings	29,894,597	36,642,050
Accumulated other comprehensive income	2,587,543	1,193,946
Total Shareholders' Equity	74,061,289	41,660,861
Total Liabilities and Shareholders' Equity	$ 74,087,375	$ 41,669,080